Condensed Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Current Assets
Cash and equivalents	$ 0	$ 0
TOTAL ASSETS	0	0
Current Liabilities
Accrued liabilities	0	1,000
Total liabilities	0	1,000
Stockholders' Deficit
Common Stock, $.0001 par value, 100,000,000 shares authorized, 13,000,000 and 20,000,000 shares issued and outstanding	1,300	2,000
Preferred Stock, $.0001 par value, 20,000,000 shares authorized, -0- shares issued and outstanding	0	0
Additional paid-in capital	4,664	312
Subscription receivable	(1,250)	0
Accumulated deficit	(4,714)	(3,312)
Total stockholders' deficit	0	(1,000)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 0	$ 0